UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:

/s/ Qais Zakaria           London, United Kingdom           July 28, 2010
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $447,850
                                       (thousands)


List of Other Included Managers:

No.        Form 13F                                   File Number

1          The Nomad Investment Partnership L.P.      28-12449

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE   SHARED  NONE
AMAZON COM INC                 COM        023135106   216335   1980000    SH        SHARED-DEFINED    1          0    1980000   0
BERKSHIRE HATHAWAY INC DEL     CL A       084670108    62400       520    SH        SHARED-DEFINED    1          0        520   0
BROOKFIELD HOMES CORP          COM        112723101     5729    850000    SH        SHARED-DEFINED    1          0     850000   0
CB RICHARD ELLIS GROUP INC     CL A       12497T101     7622    560000    SH        SHARED-DEFINED    1          0     560000   0
COSTCO WHSL CORP NEW           COM        22160K105    61135   1115000    SH        SHARED-DEFINED    1          0    1115000   0
LIBERTY GLOBAL INC             COM SER A  530555101    47562   1830000    SH        SHARED-DEFINED    1          0    1830000   0
M D C HLDGS INC                COM        552676108    18596    690000    SH        SHARED-DEFINED    1          0     690000   0
MOHAWK INDS INC                COM        608190104    23338    510000    SH        SHARED-DEFINED    1          0     510000   0
U S G CORP                     COM NEW    903293405     5134    425000    SH        SHARED-DEFINED    1          0     425000   0
                                             Total:   447850




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